Deferred Tax Asset and Income Tax (Expense)/Benefit (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Deferred Tax Asset and Income Tax (Expense)/Benefit [Line Items]
Number of Consecutive years to offset future taxable income	10 years	10 years
Unutilized tax losses		RM 398,083	$ 1,781,621
Unabsorbed capital allowances		RM 5,393	$ 1,205
Malaysia [Member]
Deferred Tax Asset and Income Tax (Expense)/Benefit [Line Items]
Tax rate	24.00%	24.00%
Singapore [Member]
Deferred Tax Asset and Income Tax (Expense)/Benefit [Line Items]
Tax rate	17.00%	17.00%
Thailand [Member]
Deferred Tax Asset and Income Tax (Expense)/Benefit [Line Items]
Tax rate	20.00%